Note Payable - Schedule of Maturity of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Remainder of fiscal year	$ 219
Year one	875	$ 875
Year two	875	1,750
Year three	1,313	2,625
Year four	1,750	28,875
Year five		0
Thereafter	28,437
Note payable	$ 33,469	$ 34,125